Basis of preparation - Going concern (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going concern
Company's cash position	SFr 26,795	SFr 36,275	SFr 78,494	SFr 31,586
Short-term financial assets	SFr 64,617	SFr 129,214